                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                         PROSPECTUS DATED MAY 1, 2001
                                  (FORESIGHT)

This Supplement revises information contained in the prospectus dated May 1, 2001 (as supplemented) for the ForeSight Fixed and Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.34%   1.06%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                  CONTRACTUAL
                                                     DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                        AND/OR               FUND FEES  ANNUAL      AND/OR       ANNUAL
                                         MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                            FEE          FEES       EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT EXPENSES**
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
-- SERIES I
Invesco V.I. International Growth Fund      0.71%         --          0.33%    0.02%     1.06%         --         1.06%
MET INVESTORS SERIES TRUST -- CLASS A
Lord Abbett Bond Debenture Portfolio        0.51%         --          0.04%      --      0.55%         --         0.55%
Lord Abbett Growth and Income Portfolio     0.53%         --          0.03%      --      0.56%         --         0.56%
Oppenheimer Capital Appreciation
 Portfolio                                  0.60%         --          0.07%      --      0.67%         --         0.67%
PIMCO Total Return Portfolio                0.48%         --          0.04%      --      0.52%         --         0.52%
METROPOLITAN SERIES FUND, INC. --
CLASS A
BlackRock Bond Income Portfolio             0.38%         --          0.05%      --      0.43%       0.03%        0.40%/1/
BlackRock Money Market Portfolio            0.32%         --          0.02%      --      0.34%       0.01%        0.33%/2/
MFS(R) Total Return Portfolio               0.54%         --          0.06%      --      0.60%         --         0.60%
MFS(R) VARIABLE INSURANCE TRUST --
INITIAL CLASS
MFS(R) Investors Trust Series               0.75%         --          0.11%      --      0.86%         --         0.86%
MFS(R) New Discovery Series                 0.90%         --          0.13%      --      1.03%         --         1.03%
VAN KAMPEN LIFE INVESTMENT TRUST
-- CLASS I
Capital Growth Portfolio                    0.70%         --            --       --      0.70%         --         0.70%

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* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

Your available Funds are:

                                                                                           INVESTMENT ADVISER
FUND                                           INVESTMENT OBJECTIVE                          AND SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth
 Fund (formerly AIM V.I.
 International Growth Fund)            Seeks long-term growth of capital.     Invesco Advisers, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Growth and Income          Seeks long-term growth of capital and
 Portfolio                             income without excessive fluctuation   MetLife Advisers, LLC
                                       in market value.                       Subadviser: Lord, Abbett & Co. LLC
Oppenheimer Capital Appreciation       Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
METROPOLITAN SERIES FUND, INC. --
CLASS A
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio       Seeks a high level of current income
                                       consistent with preservation of        MetLife Advisers, LLC
                                       capital.                               Subadviser: BlackRock Advisors, LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) VARIABLE INSURANCE TRUST
-- INITIAL CLASS
MFS(R) Investors Trust Series          Seeks capital appreciation.            Massachusetts Financial Services Company
MFS(R) New Discovery Series            Seeks capital appreciation.            Massachusetts Financial Services Company
VAN KAMPEN LIFE INVESTMENT TRUST
-- CLASS I*
Capital Growth Portfolio*              Seeks capital appreciation.            Van Kampen Asset Management*

--------
* On or about May 28, 2010, the Portfolio is expected to be reorganized as the Invesco Van Kampen V.I. Capital Growth Fund of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Advisers, Inc. will become the adviser to the Portfolio.

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

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800--289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



SUPP-510 FORESIGHT

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